REPORTING ENTITY AND GOING CONCERN	12 Months Ended
Dec. 31, 2022
REPORTING ENTITY AND GOING CONCERN
REPORTING ENTITY AND GOING CONCERN

1. REPORTING ENTITY AND GOING CONCERN

Genoil Inc. (“Genoil”) was incorporated under the Canada Business Corporations Act in September 1996. The consolidated financial statements of Genoil Inc. comprise Genoil Inc. and its subsidiaries, Genoil USA Inc., Genoil Emirates LLC (“Emirates LLC”) and Two Hills Environmental Inc. (“Two Hills”) (collectively the “Company”). The Company is a technology development company focused on providing innovative solutions to the oil and gas industry through the use of proprietary technologies. The Company’s business activities are primarily directed to the development and commercialization of its upgrader technology, which is designed to economically convert heavy crude oil into light synthetic crude. The Company is quoted on the OTC Markets under the symbol GNOLF. The Company’s registered address is care of Bennett Jones LLP, Suite 4500, 855 - 2nd Street SW, Calgary, Alberta.

These consolidated financial statements have been presented on a going concern basis. The Company reported net losses of $3,577,639, $2,505,582 and $4,541,430 for the years ended December 31, 2022, 2021 and 2020, respectively. The Company used funds in operating activities of $398,456, $317,170 and $330,067 for the years ended December 31, 2022, 2021 and 2020, respectively. The Company had a net working capital deficiency of $10,835,953, $8,957,856 and $2,942,853 at December 31, 2022, 2021 and 2020, respectively. The Company had a stockholders’ deficit of $10,792,789, $8,914,692 and $7,611,453 at December 31, 2022, 2021 and 2020, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on commercializing its technologies, achieving profitable operations and obtaining the necessary financing in order to develop these technologies further. The outcome of these matters cannot be predicted at this time. The Company will continue to review the prospects of raising additional debt and equity financing to support its operations until such time that its operations become self-sustaining, to fund its research and development activities and to ensure the realization of its assets and discharge of its liabilities. While the Company is expanding its best efforts to achieve the above plans, there is no assurance that any such activity will generate sufficient funds for future operations.

The Company is not expected to be profitable during the ensuing twelve months and therefore must rely on securing additional funds from either issuance of debt or equity financing for cash consideration. During the years ended December 31, 2022, 2021 and 2020, the Company received net proceeds of $403,488, $313,789 and $332,101, respectively, pursuant to financing activities.

Management, utilizing close personal relationships, has been successful in raising capital through periodic private placements of the Company’s common shares. Although these shares are subject to a “hold” period on the United States stock markets, the investors’ confidence in the undertakings of management, with respect to future positive market performance of the Company’s common stock, permits this avenue of financing to exist. External sources of debt financing are not available to the Company due to its precarious financial position.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets and classification of liabilities that might be necessary should the Company be unable to continue its operations. Such adjustments could be material.